Trade Payables	12 Months Ended
Jun. 30, 2024
Trade Payables [Abstract]
TRADE PAYABLES
11.	TRADE PAYABLES

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Current
Trade payables
- Third parties	-	5,902,712	699,495
- Related party	300,000	1,200,000	-
- Related companies	-	100,000	140,000
	300,000	7,202,712	839,495

(a)	Trade payables are classified as financial liabilities measured at amortised cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group range from 30 to 210 days. (2023 and 2022: 30 to 210 days).

(c)	The maturity profile of the trade payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.